Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 15: - RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below.

1.	On May 19, 2023, Zohar Zisapel, a co-founder of the Company, a member of the Company’s Board of Directors and a major shareholder, passed away. His heirs Mr. Michael Zisapel and Mrs. Klil Zisapel are significant shareholders.

2.	Certain premises occupied by the Company are rented in part from an entity in which Mr. Michael Zisapel and Mrs. Klil Zisapel hold an interest and in part from Zisapel Properties (1992) Ltd and certain premises occupied by the Company U.S. subsidiary are rented in part from an entity in which Mr. Michael Zisapel and Mrs. Klil Zisapel hold an interest and in part from Yehuda Zisapel Properties, Inc (see also Note 9). On May 19, 2023, Zisapel Properties (1992) Ltd and Yehuda Zisapel Properties, Inc. ceased being related parties to the Company. The aggregate net amounts of lease and related maintenance expenses related to entities affiliated with related parties were $204, $206 and $443 in 2025, 2024 and 2023, respectively.

3.	Mr. Michael Zisapel and Mrs. Klil Zisapel also hold an interest in various entities known as the RAD-BYNET Group. Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT services. The aggregate amount of administrative and IT services provided was $12 in 2023. In 2024 and 2025, there were no administrative and IT services paid to related parties. Such amounts expensed by the Company are disclosed in Note 15d below as part of “Expenses” and “Capital expenses”.

4.	From time to time, the Company purchases certain products and services from members of the RAD-BYNET Group. In 2025, 2024 and 2023, the aggregate amounts of such purchases were approximately $15, $17 and $17, respectively. Such amounts expensed by the Company are disclosed in Note 15d below as part of “Expenses”.

5.	The Company’s director also served as a director in the parent company of two of our vendors, from which the Company purchased in 2025 and in 2024 certain services, in the aggregate amount of $1,234 and $566, respectively. Such amounts expensed by the Company are disclosed in Note 15d below as part of “Expenses”.

b.	The former executive chairman of the Board, Ms. Rachel (Heli) Bennun (the “Executive Chairman”) was Mr. Zohar Zisapel’s significant other until he passed away on May 19, 2023. The Executive Chairman was entitled to a fixed monthly salary. During the year ended December 31, 2023 the Company recorded salary expenses with respect to the Executive Chairman in the amount of $291. On December 31, 2024, the Executive Chairman retired from her position as Executive Chairman and is no longer considered as a related party to the Company. Such amounts expensed by the Company are disclosed in Note 15d below as part of “Expenses”.

In 2023 in addition to the fixed monthly salary, the Executive Chairman earned annual bonus amounting to approximately $233.

c.	Balances with related parties:

	December 31,
	2025	2024
Assets:
Other accounts receivable and prepaid	$14	$11
Operating lease right-of-use assets	$628	$829

Liabilities:
Trade payables	$222	$219
Other liabilities and accrued expenses	$317	$200
Operating lease liabilities - current	$231	$223
Operating lease liabilities – non-current	$472	$606

d.	Transactions with related parties:

	Year ended December 31,
	2025	2024	2023
Expenses (1):
Cost of revenues	$52	$58	$205
Operating expenses:
Research and development, net	$115	$118	$249
Sales and marketing	$1,331	$663	$119
General and administrative	$17	$15	$545

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.